COMMITMENTS (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Other Commitments [Line Items]
Operating Leases, Rent Expense, Net, Total	$ 206,000	$ 134,000	$ 304,000	$ 287,000
Operating Leases Costs Capitalized			$ 83,000	$ 106,000
Operating Leases Expiration Term	2014 through 2016		2014 through 2016
Other Commitments, Description			The Company has an employment agreement with its CEO, John Coleman, for a term of three years with automatic renewals unless terminated. Mr. Colemans agreement was effective on August 1, 2011. It provides that he will receive a salary of no less than $250,000 per year, subject to annual increases as determined by the Board. In addition, he is entitled to incentive compensation not to exceed two (2) times his base salary. The incentive compensation is payable in shares of common stock at the Companys discretion. He is also entitled to participate in all other benefits that the Company may provide to other senior executives. The agreement contains a non-compete and non-solicitation agreement.